Net Income (Loss) per Share	12 Months Ended
Mar. 31, 2023
Net Income (Loss) per Share
Net Loss per Share

9. Net Income (Loss) per Share

The following table sets forth the computation of basic and diluted net loss per share:

	Yen in thousands, except share and per share data
	For the fiscal years ended March 31,
	2023	2022	2021
Basic:
Numerator:
Net income (loss)	¥41,303	¥(97,080)	¥(25,798)
Denominator:
Weighted-average common shares outstanding used to compute net income (loss) per share	20,004,000	20,004,000	20,004,000
Basic net income (loss) per share	¥2.06	¥(4.85)	¥(1.29)

Assuming Dilution:
Numerator:
Net income (loss)	¥41,303	¥(97,080)	¥(25,798)
Denominator:
Weighted-average common shares outstanding used to compute net income (loss) per share	20,004,000	20,004,000	20,004,000
Dilutive securities issuable - Stock option plans	1,218,348	—	—
Total weighted-average diluted shares outstanding	21,222,348	20,004,000	20,004,000
Diluted net income (loss) per share	¥1.95	¥(4.85)	¥(1.29)

Basic net income (loss) per common share is calculated by dividing the net income (loss) by the weighted-average number of common shares outstanding during the period, without consideration for potentially dilutive securities. Diluted net income (loss) per common share is computed by dividing the net income (loss) by the weighted-average number of common shares and potentially dilutive securities outstanding for the period determined using the treasury stock method.

As disclosed in Note 8, Share-Based Compensation, the Company’s 2nd and 3rd Series stock options include a triggering liquidation performance condition prior to vesting. As such, these are treated as contingently issuable shares and will be excluded from potential dilutive impact until the triggering liquidation performance condition is satisfied. The 4th Series stock options outstanding have no dilutive impacts for the fiscal years ended March 31, 2022 and 2021 due to the antidilutive effect. The following potentially dilutive shares have been excluded from the calculation of diluted net income (loss) per share for each period.

	March 31,
	2023	2022	2021
2nd and 3rd Series stock options outstanding	54,000	54,000	54,000
4th Series stock options outstanding	—	2,019,000	2,019,000
Total potentially dilutive shares	54,000	2,073,000	2,073,000